CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 100.9%
United States Treasury Obligations: 95.7%
	United States Treasury Bills
$30,000,000	1.89%, 12/26/19 (a)	$29,872,434
45,000,000	1.91%, 12/12/19 (a)	44,840,550
50,000,000	1.92%, 12/05/19 (a)	49,839,290
40,000,000	1.94%, 10/10/19 (a)	39,980,600
65,000,000	1.94%, 11/21/19 (a)	64,821,359
70,000,000	2.01%, 11/07/19 (a)	69,852,360
50,000,000	2.05%, 10/17/19 (a)	49,954,555
45,000,000	2.10%, 10/24/19 (a)	44,940,046
40,000,000	2.18%, 10/03/19 (a)	39,995,167
		434,096,361

Number of Shares
Money Market Fund: 5.2%
23,536,437	Invesco Treasury Portfolio - Institutional Class	23,536,437
Total Short-Term Investments (Cost: $457,600,423)		457,632,798
Liabilities in excess of other assets: (0.9)%		(4,297,864)
NET ASSETS: 100.0%		$453,334,934

Total Return Swap Contracts – As of September 30, 2019.

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Termination Date	% of Net Assets	Unrealized Depreciation
UBS	UBS Bloomberg Constant Maturity Commodity Index Total Return	$458,450,000	2.33%	10/23/19	(0.9)%	$(4,274,691)

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $74,848,992.
(b)	The rate shown reflects the rate in effect at the reporting period: 3 Month T-Bill rate + 0.42%.

Summary of Investments by Sector	% of Investments	Value
Government	94.9%	$434,096,361
Money Market Fund	5.1	23,536,437
	100.0%	$457,632,798

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.5%
Brazil: 6.4%
4,861,300	Fleury SA	$30,911,454
7,545,400	International Meal Co. Alimentacao SA	15,799,223
3,321,000	IRB Brasil Resseguros SA	30,101,171
8,649,700	Movida Participacoes SA	32,059,442
3,855,000	Rumo SA *	22,731,320
		131,602,610
China / Hong Kong: 33.2%
613,400	Alibaba Group Holding Ltd. (ADR) *	102,578,882
25,440,000	A-Living Services Co. Ltd. Reg S 144A ‡ #	58,876,366
3,209,000	Anta Sports Products Ltd. #	26,526,186
1,261,000	Baozun, Inc. (ADR) *	53,844,700
86,000	BeiGene Ltd. (ADR) *	10,531,560
32,079,000	Beijing Enterprises Water Group Ltd. #	16,413,928
8,365,994	China Animal Healthcare Ltd. * # ∞	227,250
2,500,000	China Conch Venture Holdings Ltd. #	9,245,630
14,283,000	China Education Group Holdings Ltd. Reg S #	20,982,423
33,955,000	Fu Shou Yuan International Group Ltd. #	30,003,354
4,153,000	Galaxy Entertainment Group Ltd. #	25,747,446
117,000	GDS Holdings Ltd. (ADR) *	4,689,360
121,000	Huazhu Group Ltd. (ADR)	3,995,420
756,000	HUYA, Inc. (ADR) *	17,871,840
159,796	Kweichow Moutai Co. Ltd. #	25,762,141
58,000	New Oriental Education & Technology Group, Inc. (ADR) *	6,424,080
1,640,000	Ping An Healthcare and Technology Co. Ltd. Reg S 144A * #	9,596,284
10,479,000	Ping An Insurance Group Co. of China Ltd. #	120,442,544
1,412,000	Shenzhou International Group Holdings Ltd. #	18,419,968
2,537,500	Tencent Holdings Ltd. #	106,138,269
655,000	Tencent Music Entertainment Group (ADR) *	8,364,350
369,973	Yifeng Pharmacy Chain Co. Ltd. #	4,089,960
		680,771,941
Egypt: 2.3%
27,779,560	Cleopatra Hospital *	10,323,485
5,885,312	Commercial International Bank Egypt SAE	28,197,441
14,870,278	Juhayna Food Industries	8,174,999
		46,695,925
Georgia: 1.3%
1,005,197	Bank of Georgia Group Plc (GBP) #	16,561,390
815,197	Georgia Capital Plc (GBP) *	10,223,716
		26,785,106
Germany: 1.1%
513,000	Delivery Hero SE Reg S 144A * #	22,774,822
Hungary: 0.8%
397,000	OTP Bank Nyrt #	16,537,170
India: 11.5%
6,675,000	Cholamandalam Investment and Finance Co. Ltd. #	29,069,137
5,792,267	GRUH Finance Ltd. #	22,020,473
2,884,000	HDFC Bank Ltd. #	49,980,336
816,000	HDFC Bank Ltd. (ADR)	46,552,800
19,157,220	Lemon Tree Hotels Ltd. Reg S 144A * #	15,433,128
1,300,000	Oberoi Realty Ltd. #	9,266,093
1,973,200	Phoenix Mills Ltd. #	19,562,478
667,679	Quess Corp. Ltd. Reg S 144A * #	4,437,855
800,000	Reliance Industries Ltd. #	15,075,867
1,344,000	Titan Co. Ltd. #	24,188,356
		235,586,523
Indonesia: 2.5%
87,875,000	Bank Rakyat Indonesia Tbk PT #	25,515,794
113,200,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT * #	26,316,309
		51,832,103
Kenya: 0.8%
62,420,000	Safaricom Plc	16,529,129
Kuwait: 0.7%
1,481,090	Human Soft Holding Co. KSC	15,210,011
Malaysia: 1.4%
14,177,000	Malaysia Airports Holdings Bhd #	29,286,679
Mexico: 3.0%
7,422,247	Qualitas Controladora SAB de CV	26,485,995
4,572,000	Regional SAB de CV	20,953,262
8,049,000	Unifin Financiera SAB de CV	14,748,750
		62,188,007
Netherlands: 1.5%
427,727	Prosus NV *	31,398,650
Peru: 0.2%
21,000	Credicorp Ltd. (USD)	4,377,240
Philippines: 5.5%
52,122,700	Ayala Land, Inc. #	49,745,968
160,800,000	Bloomberry Resorts Corp. #	33,674,616
12,263,740	International Container Terminal Services, Inc. #	28,538,322
		111,958,906
Poland: 0.3%
185,542	Kruk SA #	7,003,396
Russia: 3.1%
2,411,000	Sberbank of Russia PJSC (ADR) #	34,196,156
822,000	Yandex NV (USD) *	28,778,220
		62,974,376
Saudi Arabia: 0.2%
147,000	Leejam Sports Co. JSC #	3,194,189
South Africa: 5.0%
9,026,708	Advtech Ltd.	7,450,238
427,727	Naspers Ltd. #	64,761,803
21,069,810	Transaction Capital Ltd.	30,815,206
		103,027,247
South Korea: 2.1%
47,237	Douzone Bizon Co. Ltd. #	2,580,533
101,000	Koh Young Technology, Inc. #	7,505,306
179,185	Samsung SDI Co. Ltd. #	33,358,687
		43,444,526
Spain: 1.8%
1,463,367	CIE Automotive SA #	36,694,477
Switzerland: 0.5%
233,000	Wizz Air Holdings Plc Reg S 144A (GBP) * #	10,354,704
Taiwan: 2.7%
4,159,000	Chroma ATE, Inc. #	19,721,152
2,053,132	Poya International Co. Ltd. #	29,130,403
1,330,000	TaiMed Biologics, Inc. * #	6,377,038
		55,228,593
Thailand: 2.5%
6,994,000	CP ALL PCL #	18,563,420
13,706,176	Srisawad Corp. PCL (NVDR) #	25,656,385
348,334	Srisawad Corp. PCL - Foreign #	652,041
9,595,000	Thai Beverage PCL (SGD) #	6,144,132
		51,015,978
Turkey: 3.3%
3,102,147	AvivaSA Emeklilik ve Hayat AS	5,108,902
9,375,392	MLP Saglik Hizmetleri AS Reg S 144A * #	24,415,186
10,507,140	Sok Marketler Ticaret AS * #	20,451,732
4,794,000	Tofas Turk Otomobil Fabrikasi AS #	17,196,918
		67,172,738
United Arab Emirates: 1.5%
920,000	NMC Health Plc (GBP) #	30,662,792
United Kingdom: 0.0%
812,346	Hirco Plc * # ∞	0
United States: 1.1%
1,354,000	Laureate Education, Inc. *	22,442,550
Uruguay: 0.2%
2,100,797	Biotoscana Investments SA (BDR) *	3,893,221
Total Common Stocks (Cost: $1,698,345,039)		1,980,643,609
PREFERRED STOCKS: 1.3%
Brazil: 1.3% (Cost: $21,133,115)
3,064,890	Itau Unibanco Holding SA, 4.93%	25,839,805
MONEY MARKET FUND: 0.9% (Cost: $19,274,527)
19,274,527	Invesco Treasury Portfolio - Institutional Class	19,274,527
Total Investments: 98.7% (Cost: $1,738,752,681)		2,025,757,941
Other assets less liabilities: 1.3%		26,988,570
NET ASSETS: 100.0%		$2,052,746,511

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,309,076,992 which represents 63.8% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $145,888,345, or 7.1% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.8%	$177,681,808
Consumer Discretionary	31.0	627,871,843
Consumer Staples	4.1	83,186,384
Energy	0.7	15,075,867
Financials	30.5	617,355,419
Health Care	6.3	126,938,270
Industrials	9.7	195,530,318
Information Technology	3.3	67,855,038
Real Estate	3.9	78,574,539
Utilities	0.8	16,413,928
Money Market Fund	0.9	19,274,527
	100.0%	$2,025,757,941

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2019 is set forth below:

Affiliates	Value 12/31/18		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19
A-Living Services Co. Ltd.	$—	(a)	$9,519,686	$—	$—	$—	$22,678,861	$58,876,366

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.7%
Bermuda: 1.4%
880,300	Golar LNG Ltd. (USD)	$11,435,097
Canada: 23.2%
614,806	Agnico-Eagle Mines Ltd. (USD)	32,959,750
2,872,745	Barrick Gold Corp. (USD)	49,784,671
3,846,684	Encana Corp. (USD)	17,694,746
3,553,100	First Quantum Minerals Ltd.	29,849,419
2,967,500	Kinross Gold Corp. (USD) *	13,650,500
662,171	Nutrien Ltd. (USD)	33,029,089
1,230,700	Teck Resources Ltd. (USD)	19,974,261
		196,942,436
Israel: 2.4%
245,600	SolarEdge Technologies, Inc. (USD) *	20,561,632
Netherlands: 1.5%
205,900	Royal Dutch Shell Plc (ADR)	12,333,410
Switzerland: 2.9%
8,245,925	Glencore Plc (GBP) * #	24,849,484
United Kingdom: 6.8%
1,225,000	Anglo American Plc #	28,152,921
571,400	Rio Tinto Plc (ADR)	29,764,226
		57,917,147
United States: 55.5%
101,100	Brigham Minerals, Inc.	2,011,890
156,800	Bunge Ltd.	8,878,016
595,000	Cabot Oil & Gas Corp.	10,454,150
759,400	CF Industries Holdings, Inc.	37,362,480
152,034	Chart Industries, Inc. *	9,480,840
225,700	Chevron Corp.	26,768,020
186,100	Cimarex Energy Co.	8,921,634
1,094,600	CNX Resources Corp. *	7,946,796
351,182	Concho Resources, Inc.	23,845,258
58,566	Corteva, Inc.	1,639,848
398,268	Diamondback Energy, Inc.	35,808,276
58,566	Dow, Inc.	2,790,670
58,566	DuPont de Nemours, Inc.	4,176,341
248,400	EOG Resources, Inc.	18,436,248
623,591	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,177,678
290,900	Kirby Corp. *	23,900,344
397,600	Louisiana-Pacific Corp.	9,773,008
735,700	Nabors Industries Ltd.	1,375,759
896,055	Newmont Mining Corp.	33,978,406
131,300	Ormat Technologies, Inc.	9,754,277
1,826,600	Parsley Energy, Inc.	30,686,880
506,200	PBF Energy, Inc.	13,763,578
489,200	PDC Energy, Inc. *	13,575,300
244,600	Pioneer Natural Resources Co.	30,763,342
521,400	ProPetro Holding Corp. *	4,739,526
107,700	Schlumberger Ltd.	3,680,109
133,200	Solaris Oilfield Infrastructure, Inc.	1,787,544
338,100	Steel Dynamics, Inc.	10,075,380
946,400	Sunrun, Inc. *	15,809,612
902,900	Transocean Ltd. *	4,035,963
252,200	Tyson Foods, Inc.	21,724,508
424,100	Viper Energy Partners LP	11,734,847
1,300,500	WPX Energy, Inc. *	13,772,295
		471,628,823
Total Common Stocks (Cost: $676,763,170)		795,668,029
MONEY MARKET FUND: 6.4% (Cost: $54,574,530)
54,574,530	Invesco Treasury Portfolio - Institutional Class	54,574,530
Total Investments: 100.1% (Cost: $731,337,700)		850,242,559
Liabilities in excess of other assets: (0.1)%		(963,132)
NET ASSETS: 100.0%		$849,279,427

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $53,002,405 which represents 6.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	3.6%	$30,602,524
Energy	35.9	305,570,668
Industrials	5.8	49,190,796
Information Technology	2.4	20,561,632
Materials	42.6	361,810,454
Real Estate	2.1	18,177,678
Utilities	1.2	9,754,277
Money Market Fund	6.4	54,574,530
	100.0%	$850,242,559

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.2%
Australia: 21.6%
24,073,758	Bellevue Gold Ltd. * #	$9,844,693
19,672,720	Cardinal Resources Ltd. *	5,643,194
13,416,287	Evolution Mining Ltd. #	40,932,873
19,956,805	Gold Road Resources Ltd. * #	16,747,196
790,625	Newcrest Mining Ltd. #	18,244,190
3,100,300	Northern Star Resources Ltd. #	23,041,431
4,266,057	OceanaGold Corp. (CAD)	11,141,304
5,757,600	Saracen Mineral Holdings Ltd. * #	13,379,600
41,443,400	West African Resources Ltd. * #	13,553,663
		152,528,144
Canada: 66.0%
733,600	Agnico-Eagle Mines Ltd. (USD)	39,328,296
2,465,914	Alamos Gold, Inc. (USD)	14,302,301
1,503,000	Allegiant Gold Ltd. * # ø	107,775
989,885	Auryn Resources, Inc. *	1,195,468
14,660,636	B2Gold Corp. (USD) *	47,353,854
2,984,100	Barrick Gold Corp. (USD)	51,714,453
948,000	Bear Creek Mining Corp. ø	1,422,000
1,789,800	Bear Creek Mining Corp. *	2,674,872
667,000	Bear Creek Mining Corp. (USD) *	1,000,500
3,006,730	Bonterra Resources, Inc. *	4,992,872
704,000	Bonterra Resources, Inc. * # ø	1,081,344
4,548,000	Columbus Gold Corp. *	446,269
7,020,540	Continental Gold, Inc. *	19,500,764
6,642,859	Corvus Gold, Inc. ‡ *	10,930,621
457,200	Detour Gold Corp. *	6,712,111
1,839,000	Eastmain Resources, Inc. # ø	165,510
3,346,200	Eastmain Resources, Inc. *	303,086
481,000	Eastmain Resources, Inc. (USD) * #	43,290
508,310	Equinox Gold Corp. (USD) *	2,688,960
2,975,227	First Mining Gold Corp. *	550,199
4,382,444	Gold Standard Ventures Corp. (USD) *	3,366,155
4,791,700	Kinross Gold Corp. (USD) *	22,041,820
1,364,284	Kirkland Lake Gold Ltd. (USD)	61,119,923
4,148,129	Leagold Mining Corp. *	8,015,406
3,166,000	Liberty Gold Corp. * # ø	1,505,657
18,253,482	Liberty Gold Corp. ‡ *	9,644,441
728,500	Lundin Gold, Inc. *	4,206,533
3,509,000	Marathon Gold Corp. * # ø (a)	3,367,988
2,563,200	Midas Gold Corp. *	1,160,826
3,125,400	Nighthawk Gold Corp. *	1,085,167
532,600	NovaGold Resources, Inc. (USD) *	3,232,882
3,375,000	Orezone Gold Corp. #	1,706,797
8,837,675	Orezone Gold Corp. *	4,469,368
391,900	Osisko Gold Royalties Ltd. (USD)	3,644,670
5,002,100	Osisko Mining, Inc. *	11,817,619
3,601,100	Otis Gold Corp. *	258,221
2,140,900	Premier Gold Mines Ltd. *	3,021,839
942,600	Pretium Resources, Inc. (USD) *	10,849,326
3,541,000	Probe Metals, Inc. *	2,913,303
9,168,100	Pure Gold Mining, Inc. *	4,013,660
6,345,000	Pure Gold Mining, Inc. * # ø	2,649,062
8,799,056	Rio2 Ltd. *	2,855,866
8,545,500	Sabina Gold and Silver Corp. *	11,094,282
4,732,307	Semafo, Inc. *	15,180,817
894,400	SSR Mining, Inc. (USD) *	12,986,688
1,169,800	TMAC Resources, Inc. Reg S *	3,920,377
1,213,086	Wheaton Precious Metals Corp. (USD)	31,831,377
5,807,109	Yamana Gold, Inc. (USD)	18,466,607
		466,941,222
Mexico: 1.2%
965,351	Fresnillo Plc (GBP) #	8,121,263
Monaco: 0.6%
211,079	Endeavour Mining Corp. (CAD) *	4,034,057
South Africa: 1.6%
431,900	AngloGold Ashanti Ltd. (ADR)	7,890,813
723,800	Gold Fields Ltd. (ADR)	3,561,096
		11,451,909
United States: 7.2%
2,160,000	Argonaut Gold, Inc. ø	3,423,784
1,622,475	Argonaut Gold, Inc. (CAD) *	2,571,761
901,876	Newmont Mining Corp.	34,199,138
86,300	Royal Gold, Inc.	10,633,023
		50,827,706
Total Common Stocks (Cost: $423,734,856)		693,904,301
WARRANTS: 0.3%
Canada: 0.3%
2,072,000	Alio Gold, Inc. (CAD 3.44, expiring 01/22/20) * #	0
1,503,000	Allegiant Gold Ltd. (CAD 1.20, expiring 01/30/20) * # ø	0
2,872,000	Bonterra Resources, Inc. (CAD 5.60, expiring 12/28/19) * #	0
352,000	Bonterra Resources, Inc. (CAD 3.10, expiring 08/20/21) * # ø	95,649
938,434	Leagold Mining Corp. (CAD 3.70, expiring 05/24/20) * #	90,312
10,822,000	Liberty Gold Corp. (CAD 0.60, expiring 10/02/21) * #	1,654,116
1,975,000	Probe Metals, Inc. (CAD 1.45, expiring 06/19/20) * #	156,527
5,058,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 05/24/20) * #	114,545
3,172,500	Pure Gold Mining, Inc. (CAD 0.85, expiring 07/18/22) * # ø	287,353
Total Warrants (Cost: $1,769,861)		2,398,502
MONEY MARKET FUND: 1.8% (Cost: $12,586,620)
12,586,620	Invesco Treasury Portfolio - Institutional Class	12,586,620
Total Investments: 100.3% (Cost: $438,091,337)		708,889,423
Liabilities in excess of other assets: (0.3)%		(1,880,589)
NET ASSETS: 100.0%		$707,008,834

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

(a)	Units – each unit consists of one common share of capital and one-half of one warrant of Marathon Gold Corp.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $156,890,834 which represents 22.2% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $14,106,122, or 2.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund as of September 30, 2019 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Allegiant Gold Ltd.	11/20/2017	1,503,000	$711,395	$107,775	0.0%
Allegiant Gold Ltd. Warrants	11/20/2017	1,503,000	-	0	0.0
Argonaut Gold, Inc.	11/13/2009	2,160,000	10,383,442	3,423,784	0.5
Bear Creek Mining Corp.	08/15/2005	948,000	2,865,287	1,422,000	0.2
Bonterra Resources, Inc.	08/16/2019	704,000	1,182,130	1,081,344	0.2
Bonterra Resources, Inc. Warrants	08/16/2019	352,000	144,120	95,649	0.0
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	165,510	0.0
Liberty Gold Corp.	09/06/2019	3,166,000	1,320,918	1,505,657	0.2
Marathon Gold Corp. (a)	09/26/2019	3,509,000	3,489,175	3,367,988	0.5
Pure Gold Mining, Inc.	07/08/2019	6,345,000	2,363,657	2,649,062	0.4
Pure Gold Mining, Inc. Warrants	07/08/2019	3,172,500	301,291	287,353	0.0
			$25,264,916	$14,106,122	2.0%

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	0.6%	$4,396,314
Gold	89.6	635,038,858
Precious Metals & Minerals	3.5	25,036,254
Silver	4.5	31,831,377
Money Market Fund	1.8	12,586,620
	100.0%	$708,889,423

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2019 is set forth below:

Affiliates	Value 12/31/18	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19
Bonterra Resources, Inc.	$4,717,720	$2,185,066	$(619,830)	$(660,553)	$—	$(629,531)	$—	(a)
Cardinal Resources Ltd.	6,016,746	97,305	(133,883)	(86,269)	—	(250,705)	—	(a)
Corvus Gold, Inc.	13,494,316	195,918	(827,695)	109,115	—	(2,041,033)	10,930,621
Liberty Gold Corp.	4,661,299	138,316	(726,883)	(559,776)	—	6,131,485	9,644,441
Liberty Gold Corp. Warrant	297,264	—	—	—	—	1,356,852	—	(a)
Rio2 Ltd.	3,335,689	66,989	(305,615)	(652,020)	—	410,823	—	(a)
	$32,523,034	$2,683,594	$(2,613,906)	$(1,849,503)	$—	$4,977,891	$20,575,062

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Automobiles & Components: 1.2%
2,501	Harley-Davidson, Inc.	$89,961
Banks: 2.6%
3,919	Wells Fargo & Co.	197,674
Capital Goods: 11.2%
1,399	Caterpillar, Inc.	176,708
2,876	Emerson Electric Co.	192,289
1,029	General Dynamics Corp.	188,029
504	Raytheon Co.	98,880
1,415	United Technologies Corp.	193,176
		849,082
Consumer Durables & Apparel: 5.1%
2,188	NIKE, Inc.	205,497
2,058	Polaris Industries, Inc.	181,125
		386,622
Consumer Services: 2.5%
386	Domino's Pizza, Inc.	94,412
458	McDonald's Corp.	98,337
		192,749
Diversified Financials: 9.9%
456	Berkshire Hathaway, Inc. *	94,857
418	BlackRock, Inc.	186,278
3,236	State Street Corp.	191,539
837	T Rowe Price Group, Inc.	95,627
4,482	The Charles Schwab Corp.	187,482
		755,783
Energy: 4.6%
2,856	Cheniere Energy, Inc. *	180,099
3,676	Core Laboratories NV	171,375
		351,474
Food, Beverage & Tobacco: 8.9%
2,152	Altria Group, Inc.	88,017
2,234	Campbell Soup Co.	104,819
1,726	General Mills, Inc.	95,137
3,149	Kellogg Co.	202,638
2,440	Philip Morris International, Inc.	185,269
		675,880
Health Care Equipment & Services: 10.0%
1,408	Cerner Corp.	95,983
1,806	Medtronic Plc	196,168
774	UnitedHealth Group, Inc.	168,206
673	Veeva Systems, Inc. *	102,760
1,457	Zimmer Biomet Holdings, Inc.	200,002
		763,119
Materials: 2.4%
3,263	Compass Minerals International, Inc.	184,327
Media & Entertainment: 6.1%
81	Alphabet, Inc. *	98,912
2,124	Comcast Corp.	95,750
988	Facebook, Inc. *	175,943
2,076	John Wiley & Sons, Inc.	91,220
		461,825
Pharmaceuticals & Biotechnology: 12.2%
988	Amgen, Inc.	191,188
790	Biogen, Inc. *	183,928
3,802	Bristol-Myers Squibb Co.	192,799
2,726	Gilead Sciences, Inc.	172,774
1,161	Merck & Co., Inc.	97,733
2,572	Pfizer, Inc.	92,412
		930,834
Retailing: 2.3%
101	Amazon.com, Inc. *	175,327
Semiconductor: 8.1%
2,094	Applied Materials, Inc.	104,491
3,735	Intel Corp.	192,465
801	KLA-Tencor Corp.	127,720
2,062	Microchip Technology, Inc.	191,580
		616,256
Software & Services: 10.0%
1,098	Blackbaud, Inc.	99,193
1,777	Guidewire Software, Inc. *	187,260
707	Microsoft Corp.	98,294
1,197	Salesforce.com, Inc. *	177,683
379	ServiceNow, Inc. *	96,209
4,500	The Western Union Co.	104,265
		762,904
Utilities: 2.5%
2,385	Dominion Energy, Inc.	193,280
Total Common Stocks (Cost: $7,048,524)		7,587,097
MONEY MARKET FUND: 0.7% (Cost: $58,377)
58,377	Invesco Treasury Portfolio - Institutional Class	58,377
Total Investments: 100.3% (Cost: $7,106,901)		7,645,474
Liabilities in excess of other assets: (0.3)%		(26,113)
NET ASSETS: 100.0%		$7,619,361

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.0%	$461,825
Consumer Discretionary	11.1	844,659
Consumer Staples	8.8	675,880
Energy	4.6	351,474
Financials	12.5	953,457
Health Care	22.2	1,693,953
Industrials	11.1	849,082
Information Technology	18.0	1,379,160
Materials	2.4	184,327
Utilities	2.5	193,280
Money Market Fund	0.8	58,377
	100.0%	$7,645,474

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 100.4% (a)
91,861	iShares Barclays Aggregate Bond Fund	$10,395,909
11,248	iShares MSCI Canada ETF	325,067
33,146	iShares MSCI Eurozone ETF	1,289,048
15,378	iShares MSCI Pacific ex Japan ETF	687,858
3,343	iShares MSCI South Korea Capped ETF	188,345
8,743	iShares MSCI Switzerland Capped ETF	329,611
6,135	iShares MSCI United Kingdom ETF	192,823
48,384	iShares Russell 1000 Growth Index Fund	7,723,538
33,258	iShares Russell 1000 Value ETF	4,265,671
5,669	iShares Russell 2000 Growth ETF	1,092,586
5,171	iShares Russell 2000 Value ETF	617,469
24,308	JPMorgan BetaBuilders Japan ETF	577,072
34,083	Vanguard FTSE Emerging Markets ETF	1,372,182
123,109	Vanguard Total Bond Market ETF	10,394,093
Total Exchange Traded Funds (Cost: $36,350,883)		39,451,272
Liabilities in excess of other assets: (0.4)%		(139,060)
NET ASSETS: 100.0%		$39,312,212

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov/

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	100.0%	$39,451,272

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 42.9%
Argentina: 2.4%
USD	362,000	Cia General de Combustibles SA Reg S
		9.50%, 11/07/21	$276,025
	53,000	IRSA Inversiones y Representaciones SA Reg S
		11.50%, 07/20/20	47,170
	180,000	IRSA Propiedades Comerciales SA Reg S
		8.75%, 03/23/23	140,850
	176,000	Pan American Energy LLC Reg S
		7.88%, 05/07/21	176,880
			640,925
Austria: 1.3%
	331,000	JBS Investments II GmbH 144A
		5.75%, 01/15/28	345,481
Bermuda: 0.5%
	140,000	Cosan Ltd. 144A
		5.50%, 09/20/29	143,955
Brazil: 1.2%
	317,000	Globo Comunicacao e Participacoes SA Reg S
		4.84%, 06/08/25	330,473
Cayman Islands: 2.0%
	214,000	Latam Finance Ltd. 144A
		7.00%, 03/01/26	228,447
	304,000	NagaCorp. Ltd. 144A
		9.38%, 05/21/21	321,720
			550,167
China / Hong Kong: 1.1%
	305,000	Agile Group Holdings Ltd. Reg S
		6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (o)	297,615
Georgia: 1.3%
	333,000	TBC Bank JSC 144A
		5.75%, 06/19/24	336,330
Indonesia: 2.4%
	316,000	Bukit Makmur Mandiri Utama PT Reg S
		7.75%, 02/13/22	323,096
	333,000	Chandra Asri Petrochemical Tbk PT Reg S
		4.95%, 11/08/24	325,412
			648,508
Ireland: 3.2%
	300,000	Aragvi Finance International DAC 144A
		12.00%, 04/09/24	314,625
	302,000	Eurotorg LLC via Bonitron DAC 144A
		8.75%, 10/30/22	324,122
	227,000	Oilflow SPV 1 DAC Reg S
		12.00%, 01/13/22	236,647
			875,394
Luxembourg: 6.6%
	312,000	CSN Resources SA 144A
		7.63%, 04/17/26	324,516
	315,000	Minerva Luxembourg SA Reg S
		6.50%, 09/20/26	328,844
	246,000	Nexa Resources SA Reg S
		5.38%, 05/04/27	261,529
	369,000	Puma International Financing SA Reg S
		5.00%, 01/24/26	349,608
	182,000	Topaz Marine SA 144A
		9.13%, 07/26/22	190,303
	333,000	Usiminas International Sarl 144A
		5.88%, 07/18/26	336,646
			1,791,446
Mexico: 0.0%
	380,000	Corp. GEO SAB de CV Reg S
		9.25%, 06/30/20 (d) *	15
Mongolia: 1.1%
	315,000	Mongolian Mining Corp./Energy Resources LLC 144A
		9.25%, 04/15/24	299,311
Netherlands: 6.6%
		IHS Netherlands Holdco BV 144A
	86,000	7.13%, 03/18/25	87,613
	255,000	8.00%, 09/18/27	261,056
	325,000	Mong Duong Finance Holdings BV 144A
		5.13%, 05/07/29	332,549
	216,000	MV24 Capital BV 144A
		6.75%, 06/01/34	223,355
		Petrobras Global Finance BV
	143,000	6.85%, 06/05/15	164,021
	635,000	6.90%, 03/19/49	729,615
			1,798,209
Nigeria: 1.2%
	301,000	Seplat Petroleum Development Co. Plc 144A
		9.25%, 04/01/23	316,201
Norway: 1.1%
	300,000	DNO ASA Reg S 144A
		8.75%, 05/31/23	306,164
Singapore: 3.4%
	153,453	Eterna Capital Pte Ltd.
		8.00% 12/11/22	110,640
	140,892	Eterna Capital Pte Ltd. Reg S
		6.00% 12/11/22	126,861
	344,000	Indika Energy Capital III Pte Ltd. Reg S
		5.88%, 11/09/24	336,419
	55,943	Innovate Capital Pte Ltd. Reg S
		6.00% 12/11/24	24,475
	309,000	Medco Oak Tree Pte Ltd. 144A
		7.38%, 05/14/26	312,631
			911,026
United Arab Emirates: 2.0%
	530,000	ADES International Holding Plc 144A
		8.63%, 04/24/24	529,337
United Kingdom: 1.9%
	160,000	Tullow Oil Plc 144A
		7.00%, 03/01/25	163,040
	61,000	Tullow Oil Plc Reg S
		7.00%, 03/01/25	62,159
	298,000	Vedanta Resources Finance II Plc 144A
		9.25%, 04/23/26	297,330
			522,529
United States: 3.6%
	324,000	Azul Investments LLP Reg S
		5.88%, 10/26/24	324,405
	326,000	Gran Tierra Energy, Inc. 144A
		7.75%, 05/23/27	307,255
	324,000	NBM US Holdings, Inc. 144A
		6.63%, 08/06/29	332,505
			964,165
Total Corporate Bonds (Cost: $11,556,170)			11,607,251
FOREIGN GOVERNMENT OBLIGATIONS: 50.1%
Argentina: 7.4%
		Argentine Republic Government International Bonds
	1,633,000	5.63%, 01/26/22	710,371
	1,716,000	6.88%, 04/22/21	851,582
	976,000	7.50%, 04/22/26	430,670
	499	Provincia de Buenos Aires Reg S
		4.00%, 05/15/35 (s)	167
			1,992,790
Armenia: 0.8%
	222,000	Republic of Armenia International Bond 144A
		3.95%, 09/26/29	217,891
Belarus: 4.9%
		Development Bank of the Republic of Belarus JSC 144A
	82,000	6.75%, 05/02/24	85,357
BYN	400,000	12.00%, 05/15/22	192,615
USD	408,000	Republic of Belarus International Bond 144A
		6.20%, 02/28/30	430,775
	581,000	Republic of Belarus International Bond Reg S
		6.88%, 02/28/23	622,538
			1,331,285
Dominican Republic: 2.2%
DOP	7,700,000	Dominican Republic International Bond 144A
		9.75%, 06/05/26	152,070
	22,350,000	Dominican Republic International Bond Reg S
		8.90%, 02/15/23	432,368
			584,438
El Salvador: 6.3%
		El Salvador Government International Bonds Reg S
USD	151,000	5.88%, 01/30/25	155,909
	524,000	7.65%, 06/15/35	564,615
	358,000	8.25%, 04/10/32	409,466
	488,000	8.63%, 02/28/29	569,745
			1,699,735
Ghana: 2.5%
	636,000	Ghana Government International Bond Reg S
		8.13%, 01/18/26	674,725
Indonesia: 4.8%
		Indonesia Treasury Bonds
IDR	12,443,000,000	8.25%, 05/15/29	937,788
	4,862,000,000	8.38%, 03/15/34	363,032
			1,300,820
Mexico: 4.9%
		Petroleos Mexicanos
USD	965,000	6.63%, 06/15/35	947,871
MXN	6,090,000	7.47%, 11/12/26	257,685
		Petroleos Mexicanos 144A
USD	86,000	6.49%, 01/23/27	89,814
	43,000	7.69%, 01/23/50	44,935
			1,340,305
Nigeria: 4.1%
	254,000	Nigeria Government International Bond 144A
		7.63%, 11/21/25	279,454
	790,000	Nigeria Government International Bond Reg S
		7.88%, 02/16/32	833,821
			1,113,275
Peru: 5.0%
		Peru Government Bonds Reg S 144A
PEN	688,000	5.94%, 02/12/29	231,637
	1,754,000	6.15%, 08/12/32 (a)	596,684
	182,000	Peru Government International Bond 144A
		5.40%, 08/12/34	57,702
	1,301,000	Peru Government International Bond Reg S
		6.90%, 08/12/37	472,735
			1,358,758
Ukraine: 5.4%
UAH	11,526,000	Ukraine Government Bond
		17.00%, 05/11/22	494,272
USD	109,000	Ukraine Government International Bond 144A
		7.38%, 09/25/32	109,820
		Ukraine Government International Bond Reg S
	387,000	0.00%, 05/31/40 (s)	362,860
	500,000	7.38%, 09/25/32	503,763
			1,470,715
United Kingdom: 1.8%
UAH	11,900,000	Ukreximbank Via Biz Finance Plc Reg S
		16.50%, 03/02/21	492,490
Total Foreign Government Obligations (Cost: $13,878,156)			13,577,227

Number Of Shares
COMMON STOCK: 0.0%
Mexico: 0.0% (Cost: $0)
	10,247	Corp. GEO SAB de CV * # ∞	0
MONEY MARKET FUND: 16.1% (Cost: $4,354,550)
	4,354,550	Invesco Treasury Portfolio - Institutional Class
			4,354,550
Total Investments: 109.1% (Cost: $29,788,876)			29,539,028
Liabilities in excess of other assets: (9.1)%			(2,465,934)
NET ASSETS: 100.0%			$27,073,094

Definitions:

BYN	Belarusian Ruble
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
UAH	Ukrainian Hryvnia
USD	United States Dollar

Footnotes:

(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(d)	Security in default of coupon payment
(o)	Perpetual Maturity - the date shown is the next call date.
(s)	Step Bond - the rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $9,123,246, or 33.7% of net assets.

Schedule of Open Forward Foreign Currency Contracts – September 30, 2019

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation
State Street Bank And Trust Company	ZAR	5,153,473	USD	342,414	10/18/2019	$2,850
State Street Bank And Trust Company	ZAR	3,493,135	USD	237,038	10/18/2019	6,874
State Street Bank And Trust Company	ZAR	3,487,811	USD	237,717	10/18/2019	7,904
Net unrealized appreciation on forward foreign currency contracts						$17,628

Definitions:

USD	United States Dollar
ZAR	South African Rand

Summary of Investments by Sector	% of Investments	Value
Basic Materials	6.3%	$1,868,529
Communications	1.1	330,473
Consumer, Cyclical	4.1	1,198,694
Consumer, Non-cyclical	3.9	1,150,785
Energy	15.2	4,477,578
Financial	4.6	1,373,237
Government	46.0	13,577,227
Industrial	3.0	875,406
Utilities	1.1	332,549
Money Market Fund	14.7	4,354,550
	100.0%	$29,539,028